GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
14,221	Consumer Discretionary Select Sector SPDR Fund	$ 3,362,698
60,018	Financial Select Sector SPDR ETF	3,200,760
12,451	First Trust Dow Jones Internet Index Fund(a)	3,363,762
56,025	Invesco S&P 500 Top 50 ETF	3,338,530
11,678	Technology Select Sector SPDR Fund	3,342,477
		16,608,227

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,514,788)	16,608,227

	TOTAL INVESTMENTS - 99.2% (Cost $16,514,788)	$ 16,608,227
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	133,002
	NET ASSETS - 100.0%	$ 16,741,229

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt